Schedule of accrued expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued payables	$ 2,058,395	$ 529,267
Employment taxes payable	1,070,456	486,757
Other accrued expenses	(336)	5,225
Total accrued expenses	$ 3,128,515	$ 1,021,249